SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Amortized Cost and Fair Value of Securities

The amortized cost and fair value of securities with gross unrealized gains and losses are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2012
U.S. Government sponsored enterprises (GSEs)	$2,000,000	$5,760	$—	$2,005,760
State, county and municipals	9,345,055	88,501	(125,929)	9,307,627
Mortgage-backed securities GSE residential	30,897,452	114,419	(130,969)	30,880,902
Trust preferred securities	365,438	—	—	365,438

Total debt securities	42,607,945	208,680	(256,898)	42,559,727
Equity securities	50,000	—	—	50,000

Total securities	$42,657,945	$208,680	$(256,898)	$42,609,727

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2011
State, county and municipals	$16,076,970	$73,281	$(186,020)	$15,964,231
Mortgage-backed securities GSE residential	25,738,730	201,977	(16,236)	25,924,471
Trust preferred securities	627,875	—	—	627,875

Total debt securities	42,443,575	275,258	(202,256)	42,516,577
Equity securities	50,000	—	—	50,000

Total securities	$42,493,575	$275,258	$(202,256)	$42,566,577

Amortized Cost and Fair Value of Debt Securities by Contractual Maturity

The amortized cost and fair value of debt securities as of December 31, 2012 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due in one year or less	$505,306	$511,705
Due from one to five years	3,060,332	3,068,090
Due from five to ten years	3,098,073	3,047,528
Due after ten years	5,046,782	5,051,502
Mortgage-backed securities	30,897,452	30,880,902

	$42,607,945	$42,559,727

Gross Unrealized Losses and Fair Value of Securities

The following table shows the gross unrealized losses and fair value of securities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that securities have been in a continuous unrealized loss position at December 31, 2012 and December 31, 2011.

	Less Than Twelve Months		Twelve Months or More		Total Unrealized Losses
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2012
State, county and municipals	$6,679,387	$(125,929)	$—	$—	$(125,929)
Mortgage-backed securities GSE residential	17,211,179	(130,969)	—	—	(130,969)

Total securities	$23,890,566	$(256,898)	$—	$—	$(256,898)

December 31, 2011
State, county and municipals	$9,161,795	$(186,020)	$—	$—	$(186,020)
Mortgage-backed securities GSE residential	2,464,959	(16,236)	—	—	(16,236)

Total securities	$11,626,754	$(202,256)	$—	$—	$(202,256)